Related Party Transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 — RELATED PARTY TRANSACTIONS

(a)	Name of relationship of related parties

Accoplus Limited	Entities partially controlled by Mr. Cheung Po, LUI

Accolade IP Limited	Related by common directors, Mr. Yuen Yuk, HAU and Mr. Cheung Po, LUI (Appointed on January 24, 2025)

Winxam Consultancy Pte Limited	Related by a spouse of common director, Mr. Geeng Yi, HOE

(b)	Summary of balances with related parties

The summary of balances with related parties as the following:

Account receivables due from a related party

		As of June 30,
	Note	2026	2025
Accoplus Limited	1	$—	$11,265

Amounts due to related parties

		As of June 30,
	Note	2026	2025
Accolade IP Limited	2	$—	$8,891

Amount due to a beneficial owner

		As of June 30,
	Note	2026	2025
Mr. Yuen Yuk, HAU	3	$(1)	$(7,485)

Note:

(1)	Account receivables from a related company represented accounting and corporate secretarial services fee due to the Company.
(2)	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
(3)	The balance mainly represented advanced from a beneficial owner. Amount due to a beneficial owner is non-trade, unsecured, non-interest bearing and repayable on demand.

(c)	Summary of related party transactions:

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

A summary of trade transactions with related parties for years ended June 30, 2026, 2025 and 2024 are listed below:

	For the years ended June 30,
Accounting services fee income from a related party:	2026	2025	2024
Accoplus Limited	$—	$83	$—

	For the years ended June 30,
Corporate secretarial services income from a related party:	2026	2025	2024
Accoplus Limited	$37,303	$36,559	$56,856

	For the years ended June 30,
IP registration services fee to related parties:	2026	2025	2024
Accolade IP Limited	$194,736	$289,142	$188,859
Winxam Consultancy Pte Limited	—	4,343	27,870
	194,736	293,485	216,729

	For the years ended June 30,
Marketing expenses to related parties:	2026	2025	2024
Accolade IP Limited	$86,494	$76,636	$166,468
Accoplus Limited	36,462	20,288	35,058
	122,956	96,924	201,526

	For the years ended June 30,
Professional fee to a related party:	2026	2025	2024
Winxam Consultancy Pte Ltd	$6,457	$5,959	$445

		For the years ended June 30,
Related party balances offset by unpaid dividends payable:	Note	2026	2025	2024

Mr. Yuen Yuk, HAU	1	$—	$—	$1,028,475
Accolade IP Limited	1	—	—	1,152,998
		—	—	2,181,473

Note:

(1)	For the years ended June 30, 2026, 2025 and 2024, the Company’s subsidiaries declared dividend of approximately Nil, Nil, and US$1,959,678 respectively. These dividends declared are partially settled in cash, amounting to Nil, Nil and US$34,615 for the years ended June 30, 2026, 2025 and 2024, respectively. For the year ended June 30, 2026 and 2025, the remaining amount of the declared dividends are used to offset against the amount due from Mr. Yuen Yuk, HAU and Accolade IP Limited.